Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	713.40
Total Transaction Valuation	8,200,000.00
Total Offset Amount	0.00
Net Fee	$ 713.40
Offering Table N/A
Offset Table N/A	N/A